GOF P7 12/18

SUPPLEMENT DATED DECEMBER 3, 2018

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

TEMPLETON EMERGING MARKETS BOND FUND

TEMPLETON GLOBAL BOND FUND

TEMPLETON GLOBAL TOTAL RETURN FUND

TEMPLETON INTERNATIONAL BOND FUND

(each a series of Templeton Income Trust)

TEMPLETON GLOBAL CURRENCY FUND

(a series of Franklin Templeton Global Trust)

TEMPLETON GLOBAL BALANCED FUND

(a series of Templeton Global Investment Trust)

Effective December 31, 2018, the Prospectus is amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Templeton Emerging Markets Bond Fund – Portfolio Managers” section on page 11 is replaced with the following:

Portfolio Managers

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the Fund since inception (2013).

Calvin Ho, Ph.D.   Portfolio Manager of Advisers and portfolio manager of the Fund since December 2018.

Laura Burakreis   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

II. The portfolio management team under the “FUND SUMMARIES – Templeton Global Bond Fund – Portfolio Managers” section on page 21 is replaced with the following:

Portfolio Managers

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the Fund since 2001.

Calvin Ho, Ph.D.   Portfolio Manager of Advisers and portfolio manager of the Fund since December 2018.

III. The portfolio management team under the “FUND SUMMARIES – Templeton Global Total Return Fund – Portfolio Managers” section on page 31 is replaced with the following:

Portfolio Managers

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the Fund since inception (2008).

Calvin Ho, Ph.D.   Portfolio Manager of Advisers and portfolio manager of the Fund since December 2018.

IV. The portfolio management team under the “FUND SUMMARIES – Templeton International Bond Fund – Portfolio Managers” section on page 41 is replaced with the following:

Portfolio Managers

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the Fund since inception (2007).

Calvin Ho, Ph.D.   Portfolio Manager of Advisers and portfolio manager of the Fund since December 2018.

V. The portfolio management team under the “Fund Details – Templeton Emerging Markets Bond Fund – Management” section beginning on page 58 is replaced with the following:

The Fund is managed by dedicated professionals focused on investments in investment in government and sovereign debt. The portfolio managers of the team are as follows:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the Fund since inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Calvin Ho, Ph.D.   Portfolio Manager of Advisers

Dr. Ho has been a portfolio manager of the Fund since December 2018, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

Laura Burakreis   Portfolio Manager and Research Analyst of Advisers

Ms. Burakreis has been a portfolio manager of the Fund since inception, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. She joined Franklin Templeton Investments in 2006.

VI. The portfolio management team under the “Fund Details – Templeton Global Bond Fund – Management” section beginning on page 80 is replaced with the following:

The Fund is managed by dedicated professionals focused on investments in government, sovereign and corporate debt. The portfolio managers of the team are as follows:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the Fund since 2001. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Calvin Ho, Ph.D.   Portfolio Manager of Advisers

Dr. Ho has been a portfolio manager of the Fund since December 2018, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

VII. The portfolio management team under the “Fund Details – Templeton Global Total Return Fund – Management” section beginning on page 105 is replaced with the following:

The Fund is managed by dedicated professionals focused on investments in government, sovereign and corporate debt. The portfolio managers of the team are as follows:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the Fund since inception. He has primarily responsible for the day to day management of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Calvin Ho, Ph.D.   Portfolio Manager of Advisers

Dr. Ho has been a portfolio manager of the Fund since December 2018, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

VIII. The portfolio management team under the “Fund Details – Templeton International Bond Fund – Management” section beginning on page 126 is replaced with the following:

The Fund is managed by dedicated professionals focused on investments in investment in government, sovereign and corporate debt. The portfolio managers of the team are as follows:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the Fund since inception. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Calvin Ho, Ph.D.   Portfolio Manager of Advisers

Dr. Ho has been a portfolio manager of the Fund since December 2018, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

IX. The portfolio management team under the “FUND SUMMARY – Templeton Global Currency Fund – Portfolio Managers” section on page 11 is replaced with the following:

Portfolio Managers

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the Fund since 2001.

Calvin Ho, Ph.D.   Portfolio Manager of Advisers and portfolio manager of the Fund since December 2018.

X. The portfolio management team under the “Fund Details – Templeton Global Currency Fund – Management” section beginning on page 27 is replaced with the following:

The Fund is managed by dedicated professionals focused on securities and investments that create exposure to global currencies. The portfolio managers of the Fund are as follows:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the Fund since 2001. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Calvin Ho, Ph.D.   Portfolio Manager of Advisers

Dr. Ho has been a portfolio manager of the Fund since December 2018, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

XI. The portfolio management team under the “FUND SUMMARY – Templeton Global Balanced Fund – Portfolio Managers” section on page 13 is replaced with the following:

Portfolio Managers

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the global equity portion of the Fund since 2015.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the global equity portion of the Fund since 2011.

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the global fixed income portion of the Fund since inception (2005).

XII. The portfolio management team under the “Fund Details – Templeton Global Balanced Fund – Management” section beginning on page 31 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in global equity and global fixed-income markets. The team responsible for the global equity component of the Fund's portfolio is:

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a lead portfolio manager of the global equity portion of the Fund since 2015. She has primary responsibility for the investments of the global equity component of the Fund, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time. She first joined Franklin Templeton Investments in 1997, left in 2001 to start her own company and rejoined again in 2008.

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the global equity portion Fund since 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1991.

The team responsible for the global fixed-income component of the Fund's portfolio is:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the global fixed income portion of the Fund since inception. He has primary responsibility for the investments of the global fixed income component of the Fund, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Please keep this supplement with your prospectus for future reference.